Pioneer Fundamental Growth Fund
Schedule of Investments  |  December 31, 2022

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  12/31/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	Common Stocks — 99.0% of Net Assets
	Beverages — 3.3%
925,257	PepsiCo., Inc.	$ 167,156,930
	Total Beverages	$167,156,930
	Capital Markets — 8.4%
2,701,469	Charles Schwab Corp.	$ 224,924,309
180,196	FactSet Research Systems, Inc.	72,296,437
1,230,807	Intercontinental Exchange, Inc.	126,268,490
	Total Capital Markets	$423,489,236
	Commercial Services & Supplies — 0.8%
690,368(a)	Copart, Inc.	$ 42,036,508
	Total Commercial Services & Supplies	$42,036,508
	Communications Equipment — 2.4%
463,508	Motorola Solutions, Inc.	$ 119,450,647
	Total Communications Equipment	$119,450,647
	Electrical Equipment — 2.1%
400,974	Eaton Corp. Plc	$ 62,932,869
171,528	Rockwell Automation, Inc.	44,180,467
	Total Electrical Equipment	$107,113,336
	Electronic Equipment, Instruments & Components — 6.2%
2,220,213	Amphenol Corp., Class A	$ 169,047,018
820,552	CDW Corp.	146,534,176
	Total Electronic Equipment, Instruments & Components	$315,581,194
	Energy Equipment & Services — 3.0%
2,824,969	Schlumberger, Ltd.	$ 151,022,843
	Total Energy Equipment & Services	$151,022,843
	Entertainment — 1.6%
682,833	Electronic Arts, Inc.	$ 83,428,536
	Total Entertainment	$83,428,536
	Health Care Equipment & Supplies — 3.1%
1,260,712(a)	Edwards Lifesciences Corp.	$ 94,061,722
241,403(a)	Intuitive Surgical, Inc.	64,056,286
	Total Health Care Equipment & Supplies	$158,118,008
1Pioneer Fundamental Growth Fund |  | 12/31/22

Shares		Value
	Hotels, Restaurants & Leisure — 3.4%
58,310(a)	Booking Holdings, Inc.	$ 117,510,977
444,667	Hilton Worldwide Holdings, Inc.	56,188,122
	Total Hotels, Restaurants & Leisure	$173,699,099
	Insurance — 2.9%
1,125,783	Progressive Corp.	$ 146,025,313
	Total Insurance	$146,025,313
	Interactive Media & Services — 5.9%
3,386,735(a)	Alphabet, Inc., Class C	$ 300,504,996
	Total Interactive Media & Services	$300,504,996
	Internet & Direct Marketing Retail — 3.9%
2,333,042(a)	Amazon.com, Inc.	$ 195,975,528
	Total Internet & Direct Marketing Retail	$195,975,528
	IT Services — 9.5%
744,964	Mastercard, Inc., Class A	$ 259,046,332
1,064,411(a)	PayPal Holdings, Inc.	75,807,352
693,536	Visa, Inc., Class A	144,089,039
	Total IT Services	$478,942,723
	Life Sciences Tools & Services — 6.2%
460,366	Danaher Corp.	$ 122,190,344
345,979	Thermo Fisher Scientific, Inc.	190,527,175
	Total Life Sciences Tools & Services	$312,717,519
	Machinery — 1.5%
346,936	Illinois Tool Works, Inc.	$ 76,430,001
	Total Machinery	$76,430,001
	Pharmaceuticals — 5.5%
552,179	Eli Lilly & Co.	$ 202,009,165
1,483,706	Pfizer, Inc.	76,025,096
	Total Pharmaceuticals	$278,034,261
	Professional Services — 1.6%
446,091	Verisk Analytics, Inc.	$ 78,699,374
	Total Professional Services	$78,699,374
	Semiconductors & Semiconductor Equipment — 5.7%
1,016,852(a)	Advanced Micro Devices, Inc.	$ 65,861,504
377,586	NVIDIA Corp.	55,180,418
1,548,032	QUALCOMM, Inc.	170,190,638
	Total Semiconductors & Semiconductor Equipment	$291,232,560
Pioneer Fundamental Growth Fund |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Shares		Value
	Software — 10.7%
283,762(a)	Adobe, Inc.	$ 95,494,426
1,534,566	Microsoft Corp.	368,019,618
591,255(a)	Salesforce, Inc.	78,394,500
	Total Software	$541,908,544
	Specialty Retail — 7.3%
148,876(a)	O'Reilly Automotive, Inc.	$ 125,655,810
1,085,111	Ross Stores, Inc.	125,948,834
1,480,402	TJX Cos., Inc.	117,839,999
	Total Specialty Retail	$369,444,643
	Technology Hardware, Storage & Peripherals — 4.0%
1,564,237	Apple, Inc.	$ 203,241,313
	Total Technology Hardware, Storage & Peripherals	$203,241,313
	Total Common Stocks (Cost $2,795,418,811)	$5,014,253,112

	SHORT TERM INVESTMENTS — 1.2% of Net Assets
	Open-End Fund — 1.2%
62,015,694(b)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 62,015,694
		$62,015,694
	TOTAL SHORT TERM INVESTMENTS (Cost $62,015,694)	$62,015,694
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2% (Cost $2,857,434,505)	$5,076,268,806
	OTHER ASSETS AND LIABILITIES — (0.2)%	$(11,817,229)
	net assets — 100.0%	$5,064,451,577

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2022.
3Pioneer Fundamental Growth Fund |  | 12/31/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,014,253,112	$—	$—	$5,014,253,112
Open-End Fund	62,015,694	—	—	62,015,694
Total Investments in Securities	$5,076,268,806	$—	$—	$5,076,268,806
During the period ended December 31, 2022, there were no transfers in or out of Level 3.
Pioneer Fundamental Growth Fund |  | 12/31/224